CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jan. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Property and equipment, net of accumulated depreciation	$ 89,645	$ 91,794	$ 82,919
Stockholders' Equity:
Preferred stock, Par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, Authorized	5,000,000	5,000,000	5,000,000
Preferred stock, Issued	5,000	5,000	5,000
Preferred stock, Outstanding	5,000	5,000	5,000
Common stock, Par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	70,000,000	70,000,000	70,000,000
Common stock, Issued	51,576,122	51,576,122	51,576,122
Common stock, Outstanding	51,576,122	51,762,122	51,576,122
Product Sales [Member]
Stockholders' Equity:
Preferred stock, Par value	$ 0.001	$ 0.001
Preferred stock, Authorized	500,000	500,000
Preferred stock, Issued	193,661	193,661
Preferred stock, Outstanding	193,661	193,661
Series B convertible preferred stock [Member]
Stockholders' Equity:
Preferred stock, Par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, Authorized	500,000	500,000	500,000
Preferred stock, Issued	193,661	193,661	193,661
Preferred stock, Outstanding	193,661	193,661	193,661